UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, the GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     February 14, 2008
     Todd B. Hammer      Boston, Massachusetts     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $1,079,518 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    73056  1148500 SH       SOLE                  1148500
AMERIPRISE FINL INC            COM              03076C106    59745  1084100 SH       SOLE                  1084100
ANNTAYLOR STORES CORP          COM              036115103    49331  1930000 SH       SOLE                  1930000
BEARINGPOINT INC               COM              074002106    47288 16709700 SH       SOLE                 16709700
BORDERS GROUP INC              COM              099709107    26925  2528200 SH       SOLE                  2528200
BRISTOW GROUP INC              COM              110394103    63448  1120000 SH       SOLE                  1120000
CVR ENERGY INC                 COM              12662P108    34866  1398000 SH       SOLE                  1398000
ESTERLINE TECHNOLOGIES CORP    COM              297425100    36317   701772 SH       SOLE                   701772
FIRST AMERN CORP CALIF         COM              318522307    87125  2553500 SH       SOLE                  2553500
GENTEK INC                     COM NEW          37245X203    15206   519500 SH       SOLE                   519500
MCDERMOTT INTL INC             COM              580037109    50530   856000 SH       SOLE                   856000
NEXCEN BRANDS INC              COM              653351106    12826  2650000 SH       SOLE                  2650000
NRG ENERGY INC                 COM NEW          629377508    49473  1141500 SH       SOLE                  1141500
OMNICARE INC                   COM              681904108    44813  1964633 SH       SOLE                  1964633
QUADRAMED CORP                 COM              74730W101     4794  2563373 SH       SOLE                  2563373
QUALCOMM INC                   COM              747525103    29858   758770 SH       SOLE                   758770
RELIANT ENERGY INC             COM              75952B105    59171  2255000 SH       SOLE                  2255000
REPUBLIC AWYS HLDGS INC        COM              760276105    30304  1546900 SH       SOLE                  1546900
SILICON GRAPHICS INC           COM NEW          827056300     2823   154425 SH       SOLE                   154425
SLM CORP                       COM              78442P106    61165  3037000 SH       SOLE                  3037000
SOVEREIGN BANCORP INC          COM              845905108    24030  2107882 SH       SOLE                  2107882
SPARK NETWORKS INC             COM              84651P100     6566  1318525 SH       SOLE                  1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     6021  1125500 SH       SOLE                  1125500
TAL INTL GROUP INC             COM              874083108    37855  1662500 SH       SOLE                  1662500
TRIPLE-S MGMT CORP             CL B             896749108    32336  1600000 SH       SOLE                  1600000
VALASSIS COMMUNICATIONS INC    COM              918866104    45522  3894100 SH       SOLE                  3894100
WELLPOINT INC                  COM              94973V107    72254   823600 SH       SOLE                   832600
WINTHROP RLTY TR               SH BEN INT       976391102    15870  3000000 SH       SOLE                  3000000